AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 24, 2025

1933 Act Registration File No.: 333-227298
1940 Act File No.: 811-23377

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 248	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 249	☒

TIDAL ETF TRUST
(Exact Name of Registrant as Specified in Charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (844) 986-7676

The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Christopher M. Cahlamer Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 11, 2025, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 232 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on October 17, 2024, and pursuant to Rule 485(a)(1) would have become effective on December 16, 2024.

Post-Effective Amendment No. 239 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 20, 2024, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 242 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 17, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 246 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 27, 2025, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 248 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 11, 2025, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 248 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 248 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 248 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on January 24, 2025.

Tidal ETF Trust

By:	/s/ Eric W. Falkeis
Eric W. Falkeis
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 248 to its Registration Statement has been signed below by the following persons in the capacities indicated on January 24, 2025.

	Signature	Title

	/s/ Eric W. Falkeis	President (principal executive officer), Trustee, Chairman, and Secretary
Eric W. Falkeis

	*Dusko Culafic	Trustee
Dusko Culafic

	*Mark H. W. Baltimore	Trustee
Mark H. W. Baltimore

	*Eduardo Mendoza	Trustee
Eduardo Mendoza

	/s/ Aaron Perkovich	Treasurer (principal financial officer and principal accounting officer)
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney-in-Fact

*Pursuant to Powers of Attorney filed previously.